Segment reporting - Summary of Operating Results Based on Segments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	€ 1,436,117	€ 1,292,210	€ 1,320,658
Direct and marketing expenses	(1,136,870)	(979,300)	(896,494)
General and administrative expenses	(148,153)	(144,084)	(142,752)
Depreciation and Amortization Expense	(82,189)	(66,729)	(83,560)
Impairment of goodwill	(35,949)	0	0
Other Operating Income	6,071	5,491	8,042
Finance income	8,912	2,222	1,312
Finance expense	(2,726)	(1,345)	(6,370)
Gain on derivative contracts	0	4,148	15,830
Change in fair value of options	(28,642)	6,292	0
Gain on bargain purchase	209	0	16,349
Transaction fees		(22,969)	(7,107)
Share listing expense	0	(126,252)	0
Change in fair value of warrant liability	0	34,518	0
Change in fair value of earnout liability	0	237,354	0
Foreign exchange on revaluation of warrants and earnout liabilities	0	(25,047)	0
Profit before taxation	16,780	216,509	225,908
Adjusted EBITDA	198,178	210,866	291,734
Betway
Disclosure of operating segments [line items]
Revenue	837,995	714,165	687,752
Direct and marketing expenses	(723,879)	(609,924)	(511,708)
General and administrative expenses	(77,213)	(61,657)	(71,550)
Depreciation and Amortization Expense	(38,504)	(27,809)	(49,528)
Impairment of goodwill	(35,949)
Other Operating Income	3,530	3,669	5,090
Finance income	7,850	1,398	977
Finance expense	(1,288)	(147)	(5,712)
Gain on derivative contracts		2,435	0
Change in fair value of options	0	0
Gain on bargain purchase	0		11,500
Transaction fees		0	0
Share listing expense		0
Change in fair value of warrant liability		0
Change in fair value of earnout liability		0
Foreign exchange on revaluation of warrants and earnout liabilities		0
Profit before taxation	(27,458)	22,130	66,821
Adjusted EBITDA	61,343	57,922	122,299
Spin
Disclosure of operating segments [line items]
Revenue	598,122	578,045	632,906
Direct and marketing expenses	(390,895)	(365,110)	(381,223)
General and administrative expenses	(40,666)	(57,538)	(57,678)
Depreciation and Amortization Expense	(41,141)	(35,963)	(33,107)
Impairment of goodwill	0
Other Operating Income	712	1,609	587
Finance income	483	382	197
Finance expense	(11)	(178)	(514)
Gain on derivative contracts		1,713	15,830
Change in fair value of options	0	21,421
Gain on bargain purchase	209		4,849
Transaction fees		0	0
Share listing expense		0
Change in fair value of warrant liability		0
Change in fair value of earnout liability		0
Foreign exchange on revaluation of warrants and earnout liabilities		0
Profit before taxation	126,813	144,381	181,847
Adjusted EBITDA	168,757	162,941	194,398
Other
Disclosure of operating segments [line items]
Revenue	0	0	0
Direct and marketing expenses	(22,096)	(4,266)	(3,563)
General and administrative expenses	(30,274)	(24,889)	(13,524)
Depreciation and Amortization Expense	(2,544)	(2,957)	(925)
Impairment of goodwill	0
Other Operating Income	1,829	213	2,365
Finance income	579	442	138
Finance expense	(1,427)	(1,020)	(144)
Gain on derivative contracts		0	0
Change in fair value of options	(28,642)	(15,129)
Gain on bargain purchase	0		0
Transaction fees		(22,969)	(7,107)
Share listing expense		(126,252)
Change in fair value of warrant liability		34,518
Change in fair value of earnout liability		237,354
Foreign exchange on revaluation of warrants and earnout liabilities		(25,047)
Profit before taxation	(82,575)	49,998	(22,760)
Adjusted EBITDA	€ (31,922)	€ (9,997)	€ (24,963)